Technical provisions by account (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Mathematical reserve for unvested benefits (PMBAC)	R$ 269,601,985	R$ 242,245,282
Mathematical reserve for vested benefits (PMBC)	13,208,235	12,579,649
Reserve for claims incurred but not reported (IBNR)	6,666,154	5,975,763
Unearned premium reserve	10,002,821	7,405,610
Reserve for unsettled claims (PSL)	7,161,897	6,989,001
Reserve for financial surplus (PET)	870,021	861,170
Other technical provisions	8,644,004	10,330,159
Total	316,155,117	286,386,634
Non-life insurance contracts [member]
IfrsStatementLineItems [Line Items]
Mathematical reserve for unvested benefits (PMBAC)	1,090,358	1,179,406
Mathematical reserve for vested benefits (PMBC)	682,205	695,210
Reserve for claims incurred but not reported (IBNR)	5,629,329	4,961,729
Unearned premium reserve	6,562,244	4,922,394
Reserve for unsettled claims (PSL)	5,153,595	4,997,427
Other technical provisions	2,817,145	3,378,434
Total	21,934,876	20,134,600
Life insurance contracts [member]
IfrsStatementLineItems [Line Items]
Mathematical reserve for unvested benefits (PMBAC)	268,511,627	241,065,876
Mathematical reserve for vested benefits (PMBC)	12,526,030	11,884,439
Reserve for claims incurred but not reported (IBNR)	1,036,825	1,014,034
Unearned premium reserve	3,440,577	2,483,216
Reserve for unsettled claims (PSL)	2,008,302	1,991,574
Reserve for financial surplus (PET)	870,021	861,170
Other technical provisions	5,826,859	6,951,725
Total	R$ 294,220,241	R$ 266,252,034	[1]

[1]	Is comprised of the Companies personal and pension insurance operations.